Consolidated Statements of Other Comprehensive Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net income for the period	$ 62,825	$ 13,969	$ 105,766
Items that may be reclassified subsequently to profit or loss:
Financial instruments available-for-sale	9,966	15,418	664
Exchange differences on translation	(78,302)	(7,101)
Gain (loss) from hedge of net investment in foreign operation	49,197	13,458
Gain (loss) from cash flow hedge	(127)	(5,603)
Other comprehensive income (loss) before income taxes	(19,266)	16,172	664
Income tax relating to financial instruments available-for-sale	(3,333)	(4,025)	(218)
Income tax relating to hedge of net investment in foreign operations	(14,211)	(2,685)
Income tax relating to cash flow hedge	44	1,345
Income taxes	(17,500)	(5,365)	(218)
Total other comprenhensive income that may be reclassified to profit in subsequent periods	(36,766)	10,807	446
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation	(208)	(3,920)
Income tax relating to defined benefit obligation	(6)	1,090
Total items that will not be reclassified subsequently to profit or loss	(214)	(2,830)
Total other comprehensive income (loss)	(36,980)	7,977	446
Comprehensive income (loss) for the period	25,845	21,946	106,212
Attributable to:
Equity Holders of the bank	47,534	30,903	106,203
Non Controlling interest	$ (21,689)	$ (8,957)	$ 9